Guarantor and Non-Guarantor Financial Statements (Details 1) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 25, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	$ 78,842	$ 245,500	$ 984,497	$ 910,179	$ 944,983
Cost of sales	60,296		745,995	710,360	708,581
Gross profit	18,546	41,300	238,502	199,819	236,402
Operating expenses
Selling and warehousing	(5,167)		(67,413)	(66,212)	(60,550)
General and administrative	(3,577)		(58,662)	(41,612)	(43,005)
Amortization of acquired intangible assets	(405)		(22,165)	(20,378)	(5,219)
Merger and acquisition costs (Note 2)	(5,170)	(8,300)		(11,331)
Stock-based compensation expense (Note 17)	(15,082)	(9,200)			(443)
Restructuring costs, net (Note 3)		(100)	(5,877)	(1,275)	(1,655)
Trademark impairment loss				(3,800)
Patent litigation costs (Note 14)	(500)	(300)		(387)	(5,869)
Antitrust litigation costs (Note 14)	(813)	(1,900)	(1,228)	(11,731)	(7,195)
Operating income (loss)	(12,168)		83,157	43,093	112,466
Other expense
Interest expense, net (Note 11)	(4,663)		(54,765)	(51,691)	(60,829)
Intercompany interest
Management fee expense	(139)				(2,000)
Loss on early extinguishment of debt (Note 11)	(24,153)	(14,700)			(8,687)
Debt commitment fees				(5,945)
Miscellaneous, net	(727)		(6,188)	(4,974)	(3,433)
Income (loss) before income taxes	(41,850)		22,204	(19,517)	37,517
Income tax (expense) benefit (Note 12)	13,952		(7,577)	906	(14,552)
Net income (loss) before equity in earnings of subsidiaries	(27,898)		14,627	(18,611)	22,965
Equity in earnings of subsidiaries
Net income (loss)	(27,898)		14,627	(18,611)	22,965
Less: loss attributable to noncontrolling interest					(37)
Net income (loss) attributable to UCI International, Inc.		(48,100)			23,002
Comprehensive income (loss)	(27,155)		5,472	(53,090)	14,029
Eliminations [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	(9,872)		(121,109)	(106,994)	(104,564)
Cost of sales	(9,872)		(121,109)	(106,994)	(104,564)
Gross profit
Operating expenses
Selling and warehousing
General and administrative
Amortization of acquired intangible assets
Restructuring costs, net (Note 3)
Antitrust litigation costs (Note 14)
Operating income (loss)
Other expense
Interest expense, net (Note 11)
Intercompany interest
Miscellaneous, net
Income (loss) before income taxes
Income tax (expense) benefit (Note 12)
Net income (loss) before equity in earnings of subsidiaries
Equity in earnings of subsidiaries	16,589		(61,812)	(2,820)	(50,743)
Net income (loss)	16,589		(61,812)	(2,820)	(50,743)
Net income (loss) attributable to UCI International, Inc.					(50,743)
Comprehensive income (loss)	15,219		(67,375)	74,030	(41,631)
Parent Guarantor UCI Holdings Limited [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales
Cost of sales
Gross profit
Operating expenses
Selling and warehousing
General and administrative			(3)	(34)
Amortization of acquired intangible assets
Restructuring costs, net (Note 3)
Antitrust litigation costs (Note 14)
Operating income (loss)			(3)	(34)
Other expense
Interest expense, net (Note 11)
Intercompany interest
Miscellaneous, net			1
Income (loss) before income taxes			(2)	(34)
Income tax (expense) benefit (Note 12)
Net income (loss) before equity in earnings of subsidiaries			(2)	(34)
Equity in earnings of subsidiaries			14,629	(18,577)
Net income (loss)			14,627	(18,611)
Comprehensive income (loss)			27,298	(56,273)
Issuer UCI International [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales
Cost of sales
Gross profit
Operating expenses
Selling and warehousing
General and administrative			(17,779)	(6,972)	(6,472)
Amortization of acquired intangible assets
Merger and acquisition costs (Note 2)	(5,154)			(11,331)
Restructuring costs, net (Note 3)
Antitrust litigation costs (Note 14)
Operating income (loss)	(5,154)		(17,779)	(18,303)	(6,472)
Other expense
Interest expense, net (Note 11)	(2,504)		(54,708)	(51,813)	(32,837)
Intercompany interest			22,397	20,726
Loss on early extinguishment of debt (Note 11)	(10,004)				(25)
Debt commitment fees				(5,945)
Miscellaneous, net
Income (loss) before income taxes	(17,662)		(50,090)	(55,335)	(39,334)
Income tax (expense) benefit (Note 12)	6,822		17,320	20,166	12,901
Net income (loss) before equity in earnings of subsidiaries	(10,840)		32,730	(35,169)	(26,433)
Equity in earnings of subsidiaries	(17,058)		47,399	16,592	49,435
Net income (loss)	(27,898)		14,629	(18,577)	23,002
Net income (loss) attributable to UCI International, Inc.					23,002
Comprehensive income (loss)	(27,155)		5,474	(53,056)	14,029
Guarantor Subsidiaries [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	75,222		936,993	862,435	902,979
Cost of sales	58,257		720,568	683,367	681,219
Gross profit	16,965		216,425	179,068	221,760
Operating expenses
Selling and warehousing	(4,575)		(60,396)	(59,281)	(53,955)
General and administrative	(3,274)		(36,398)	(29,253)	(31,926)
Amortization of acquired intangible assets	(405)		(21,246)	(19,457)	(5,219)
Merger and acquisition costs (Note 2)	(16)
Stock-based compensation expense (Note 17)	(15,082)				(443)
Restructuring costs, net (Note 3)			(2,477)	(1,124)	49
Trademark impairment loss				(3,800)
Patent litigation costs (Note 14)	(500)			(387)	(5,869)
Antitrust litigation costs (Note 14)	(813)		(1,228)	(11,731)	(7,195)
Operating income (loss)	(7,700)		94,680	54,035	117,202
Other expense
Interest expense, net (Note 11)	(2,166)		(55)	(59)	(27,988)
Intercompany interest	30		(22,035)	(20,399)	350
Management fee expense	(139)				(2,000)
Loss on early extinguishment of debt (Note 11)	(14,149)				(8,662)
Miscellaneous, net	(727)		(6,204)	(5,206)	(3,433)
Income (loss) before income taxes	(24,851)		66,386	28,371	75,469
Income tax (expense) benefit (Note 12)	7,324		(18,771)	(16,584)	(27,342)
Net income (loss) before equity in earnings of subsidiaries	(17,527)		47,615	11,787	48,127
Equity in earnings of subsidiaries	469		(216)	4,805	1,308
Net income (loss)	(17,058)		47,399	16,592	49,435
Net income (loss) attributable to UCI International, Inc.					49,435
Comprehensive income (loss)	(16,315)		38,244	(17,887)	40,462
Non-Guarantor Subsidiaries [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	13,492		168,613	154,738	146,568
Cost of sales	11,911		146,536	133,987	131,926
Gross profit	1,581		22,077	20,751	14,642
Operating expenses
Selling and warehousing	(592)		(7,017)	(6,931)	(6,595)
General and administrative	(303)		(4,482)	(5,353)	(4,607)
Amortization of acquired intangible assets			(919)	(921)
Restructuring costs, net (Note 3)			(3,400)	(151)	(1,704)
Antitrust litigation costs (Note 14)
Operating income (loss)	686		6,259	7,395	1,736
Other expense
Interest expense, net (Note 11)	7		(2)	181	(4)
Intercompany interest	(30)		(362)	(327)	(350)
Miscellaneous, net			15	232
Income (loss) before income taxes	663		5,910	7,481	1,382
Income tax (expense) benefit (Note 12)	(194)		(6,126)	(2,676)	(111)
Net income (loss) before equity in earnings of subsidiaries	469		(216)	4,805	1,271
Equity in earnings of subsidiaries
Net income (loss)	469		(216)	4,805	1,271
Less: loss attributable to noncontrolling interest					(37)
Net income (loss) attributable to UCI International, Inc.					1,308
Comprehensive income (loss)	$ 1,096		$ 1,831	$ 96	$ 1,169